Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Transactions with Related Parties - Balance Sheets (Table)

Balance Sheets

	December 31, 2020	June 30, 2021
Due from related parties
Oceanbulk Maritime and its affiliates	$426	$334
Interchart	3	3
AOM	-	74
Starocean	34	34
Coromel Maritime Limited	1	-
Product Shipping & Trading S.A.	17	21
Due from related parties	$481	$466

Due to related parties
Management and Directors Fees	$252	$91
Hartree Marine Fuels LLC	-	931
Augustea Technoservices Ltd. and affiliates	1,187	2,149
Due to related parties	$1,439	$3,171

Transactions with Related Parties - Statements of Operations (Table)

Statements of Operations

	Six months ended June 30,
	2020	2021
Voyage expenses:
Voyage expenses-Interchart	(1,890)	(1,890)
Voyage expenses- Augustea Technoservices Ltd. and affiliates	-	(165)
Voyage expenses - Hartree Marine Fuels LLC	-	(4,576)
General and administrative expenses:
Consultancy fees	(327)	(267)
Directors compensation	(87)	(91)
Office rent - Combine Marine Ltd. & Alma Properties	(19)	(21)
General and administrative expenses - Oceanbulk Maritime and its affiliates	(143)	(101)
Management fees:
Management fees- Augustea Technoservices Ltd. and affiliates	(3,276)	(3,258)
Charter-in hire expenses:
Charter - in hire expenses - AOM	(1,654)	(4,054)
Charter - in hire expenses - Sydelle	(540)	-
Charter - in hire expenses - Coromel	(249)	-